Significant Accounting Policies - Concentrations of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Minimum period after receivable balances are past due that significant accounts are reviewed individually for collectability (greater than)	90 days
Bad debt expense	$ 0.9	$ 3.0	$ 3.3